ASSETS HELD FOR SALE - Disclosure of Assets and Liabilities Held for Sale (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	£ 18	£ 12
Non-current assets held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	18	12
Non-current assets held for sale | Property, plant and equipment
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	£ 18	£ 12